Risk/Return Summary - FidelityFlexInternationalIndexFund-PRO	Apr. 01, 2025
FidelityFlexInternationalIndexFund-PRO | Fidelity Flex International Index Fund | Rules-BasedStrategyMember
Prospectus Line Items
Risk Text Block	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.